Deferred consideration (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 09, 2024	Dec. 15, 2022	Dec. 31, 2024	Apr. 30, 2021
Contingent Consideration [Line Items]
First tranche payment		$ 2
Discount percentage			8.85%
Top of range
Contingent Consideration [Line Items]
Total consideration			$ 14
Bottom of range
Contingent Consideration [Line Items]
Total consideration			8
Kabanga Holdings Limited
Contingent Consideration [Line Items]
Total consideration			6	$ 14
First Tranche
Contingent Consideration [Line Items]
Tranche amount			2
Second Tranche
Contingent Consideration [Line Items]
Tranche amount			$ 4
DFS | Forecast
Contingent Consideration [Line Items]
Definitive feasibility study	$ 4